401(k) Savings Plan	12 Months Ended
Dec. 31, 2018
401(k) Savings Plan

12. 401(k) Savings Plan

The Company has a 401(k) available for participating employees who meet certain eligibility requirements. Eligible employees may defer a portion of their salary as defined by the plan. Company contributions to the plan may be made at the discretion of the Board of Directors of the Company. To date, the Company has not made any contributions to the plan.